Financial Risk Management (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	₨ 21,589,852	₨ 19,355,714
Cash and cash equivalents (Including other bank deposits)
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	6,304,026	5,394,189
Restricted Cash
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	453,800	440,445
Other assets
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	2,393,363	2,004,216
Trade receivables
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	10,892,452	10,155,223
Other receivables
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	316,403	157,779
Other investments
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	₨ 1,229,808	₨ 1,203,862